PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks 94.7%
Aerospace & Defense 1.5%
AAR Corp.*	34	$2,018
AeroVironment, Inc.*	17	1,949
Axon Enterprise, Inc.*	66	13,496
Boeing Co. (The)*	529	98,828
BWX Technologies, Inc.	90	6,685
Curtiss-Wright Corp.	41	8,151
General Dynamics Corp.	211	50,917
Hexcel Corp.	74	4,582
Howmet Aerospace, Inc.	343	15,126
Huntington Ingalls Industries, Inc.	39	8,573
Kaman Corp.	35	651
L3Harris Technologies, Inc.	174	31,217
Lockheed Martin Corp.	204	92,747
Mercury Systems, Inc.*	40	1,439
Moog, Inc. (Class A Stock)	30	3,482
National Presto Industries, Inc.	6	449
Northrop Grumman Corp.	131	61,757
RTX Corp.	1,371	111,586
Textron, Inc.	188	14,288
TransDigm Group, Inc.*	54	44,717
Triumph Group, Inc.*	86	642
Woodward, Inc.	60	7,482
		580,782
Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	111	9,083
Expeditors International of Washington, Inc.	140	15,295
FedEx Corp.	213	51,142
Forward Air Corp.	24	1,546
GXO Logistics, Inc.*	120	6,061
Hub Group, Inc. (Class A Stock)*	36	2,475
United Parcel Service, Inc. (Class B Stock)	681	96,191
		181,793
Automobile Components 0.2%
Adient PLC*	97	3,268
American Axle & Manufacturing Holdings, Inc.*	85	574
Aptiv PLC*	260	22,672
Autoliv, Inc. (Sweden)	65	5,957
BorgWarner, Inc.	222	8,192

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Automobile Components (cont’d.)
Dana, Inc.	121	$1,389
Dorman Products, Inc.*	29	1,803
Fox Factory Holding Corp.*	42	3,422
Gentex Corp.	223	6,396
Gentherm, Inc.*	32	1,287
Goodyear Tire & Rubber Co. (The)*	303	3,606
LCI Industries	27	2,929
Lear Corp.	53	6,877
Patrick Industries, Inc.	16	1,202
Phinia, Inc.	44	1,139
Standard Motor Products, Inc.	20	698
Visteon Corp.*	21	2,418
XPEL, Inc.*	20	926
		74,755
Automobiles 1.6%
Ford Motor Co.	3,689	35,968
General Motors Co.	1,302	36,716
Harley-Davidson, Inc.	124	3,329
Tesla, Inc.*	2,579	517,966
Thor Industries, Inc.	48	4,221
Winnebago Industries, Inc.	27	1,565
		599,765
Banks 3.1%
Ameris Bancorp	55	2,051
Associated Banc-Corp.	143	2,318
Atlantic Union Bankshares Corp.	80	2,305
Axos Financial, Inc.*	43	1,549
Banc of California, Inc.	83	930
BancFirst Corp.	20	1,622
Bancorp, Inc. (The)*	50	1,782
Bank of America Corp.	6,463	170,235
Bank of Hawaii Corp.	37	1,827
Bank OZK	98	3,509
BankUnited, Inc.	69	1,505
Banner Corp.	42	1,773
Berkshire Hills Bancorp, Inc.	67	1,314
Brookline Bancorp, Inc.	116	944
Cadence Bank	174	3,685

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Capitol Federal Financial, Inc.	173	$900
Cathay General Bancorp	76	2,577
Central Pacific Financial Corp.	40	631
Citigroup, Inc.	1,798	71,003
Citizens Financial Group, Inc.	451	10,567
City Holding Co.	16	1,452
Columbia Banking System, Inc.	195	3,836
Comerica, Inc.	120	4,728
Commerce Bancshares, Inc.	106	4,649
Community Bank System, Inc.	46	1,838
Cullen/Frost Bankers, Inc.	55	5,004
Customers Bancorp, Inc.*	20	804
CVB Financial Corp.	148	2,312
Dime Community Bancshares, Inc.	48	883
Eagle Bancorp, Inc.	39	760
East West Bancorp, Inc.	142	7,614
FB Financial Corp.	45	1,322
Fifth Third Bancorp	631	14,961
First Bancorp	36	1,045
First BanCorp. (Puerto Rico)	200	2,670
First Commonwealth Financial Corp.	129	1,571
First Financial Bancorp	87	1,610
First Financial Bankshares, Inc.	124	2,982
First Hawaiian, Inc.	118	2,116
First Horizon Corp.	513	5,515
FNB Corp.	379	4,052
Fulton Financial Corp.	150	1,948
Glacier Bancorp, Inc.	104	3,140
Hancock Whitney Corp.	78	2,686
Hanmi Financial Corp.	40	587
Heritage Financial Corp.	27	439
Hilltop Holdings, Inc.	38	1,050
Home BancShares, Inc.	194	3,967
Hope Bancorp, Inc.	126	1,104
Huntington Bancshares, Inc.	1,381	13,327
Independent Bank Corp.	41	2,001
Independent Bank Group, Inc.	39	1,379
International Bancshares Corp.	55	2,411
JPMorgan Chase & Co.	2,728	379,356
KeyCorp	915	9,351
Lakeland Financial Corp.	25	1,231
M&T Bank Corp.	155	17,476

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
National Bank Holdings Corp. (Class A Stock)	41	$1,278
NBT Bancorp, Inc.	44	1,473
New York Community Bancorp, Inc.	675	6,399
Northfield Bancorp, Inc.	23	198
Northwest Bancshares, Inc.	133	1,386
OFG Bancorp (Puerto Rico)	45	1,333
Old National Bancorp	314	4,302
Pacific Premier Bancorp, Inc.	100	1,900
PacWest Bancorp	123	871
Park National Corp.	8	811
Pathward Financial, Inc.	28	1,268
Pinnacle Financial Partners, Inc.	73	4,552
PNC Financial Services Group, Inc. (The)	382	43,728
Preferred Bank	15	894
Prosperity Bancshares, Inc.	86	4,690
Provident Financial Services, Inc.	104	1,461
Regions Financial Corp.	897	13,033
Renasant Corp.	57	1,390
S&T Bancorp, Inc.	43	1,108
Seacoast Banking Corp. of Florida	88	1,778
ServisFirst Bancshares, Inc.	53	2,499
Simmons First National Corp. (Class A Stock)	117	1,663
Southside Bancshares, Inc.	27	721
SouthState Corp.	80	5,288
Stellar Bancorp, Inc.	50	1,087
Synovus Financial Corp.	136	3,546
Texas Capital Bancshares, Inc.*	53	2,918
Tompkins Financial Corp.	15	751
Triumph Financial, Inc.*	31	1,930
Truist Financial Corp.	1,247	35,365
TrustCo Bank Corp.	27	689
Trustmark Corp.	83	1,669
U.S. Bancorp	1,452	46,290
UMB Financial Corp.	42	2,634
United Bankshares, Inc.	125	3,555
United Community Banks, Inc.	124	2,739
Valley National Bancorp	452	3,517
Veritex Holdings, Inc.	54	930
WaFd, Inc.	73	1,802
Webster Financial Corp.	162	6,151
Wells Fargo & Co.	3,422	136,093
Westamerica BanCorp	34	1,606

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wintrust Financial Corp.	55	$4,108
WSFS Financial Corp.	57	2,018
Zions Bancorp NA	135	4,165
		1,163,791
Beverages 1.5%
Boston Beer Co., Inc. (The) (Class A Stock)*	7	2,338
Brown-Forman Corp. (Class B Stock)	176	9,884
Celsius Holdings, Inc.*	39	5,931
Coca-Cola Co. (The)	3,654	206,414
Coca-Cola Consolidated, Inc.	9	5,728
Constellation Brands, Inc. (Class A Stock)	157	36,762
Keurig Dr. Pepper, Inc.	905	27,449
MGP Ingredients, Inc.	13	1,231
Molson Coors Beverage Co. (Class B Stock)	181	10,456
Monster Beverage Corp.*	692	35,361
National Beverage Corp.*	31	1,438
PepsiCo, Inc.	1,293	211,121
		554,113
Biotechnology 1.9%
AbbVie, Inc.	1,653	233,371
Amgen, Inc.	499	127,594
Arcus Biosciences, Inc.*	50	786
Arrowhead Pharmaceuticals, Inc.*	97	2,385
Avid Bioservices, Inc.*	80	492
Biogen, Inc.*	131	31,118
Catalyst Pharmaceuticals, Inc.*	100	1,241
Cytokinetics, Inc.*	103	3,591
Dynavax Technologies Corp.*	100	1,421
Exelixis, Inc.*	302	6,218
Gilead Sciences, Inc.	1,167	91,656
Halozyme Therapeutics, Inc.*	123	4,166
Incyte Corp.*	184	9,923
Ironwood Pharmaceuticals, Inc.*	125	1,121
Moderna, Inc.*	310	23,548
Myriad Genetics, Inc.*	91	1,418
Neurocrine Biosciences, Inc.*	94	10,428
Regeneron Pharmaceuticals, Inc.*	98	76,429
REGENXBIO, Inc.*	46	593

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	47	$10,474
Vericel Corp.*	57	2,005
Vertex Pharmaceuticals, Inc.*	235	85,096
Vir Biotechnology, Inc.*	90	714
Xencor, Inc.*	58	1,006
		726,794
Broadline Retail 3.1%
Amazon.com, Inc.*	8,510	1,132,596
eBay, Inc.	511	20,046
Etsy, Inc.*	116	7,227
Kohl’s Corp.	125	2,819
Macy’s, Inc.	289	3,520
Nordstrom, Inc.	104	1,454
Ollie’s Bargain Outlet Holdings, Inc.*	50	3,862
		1,171,524
Building Products 0.6%
A.O. Smith Corp.	119	8,301
AAON, Inc.	66	3,596
Advanced Drainage Systems, Inc.	65	6,944
Allegion PLC	86	8,459
American Woodmark Corp.*	11	739
Apogee Enterprises, Inc.	28	1,202
AZZ, Inc.	34	1,607
Builders FirstSource, Inc.*	125	13,565
Carlisle Cos., Inc.	49	12,450
Carrier Global Corp.	783	37,318
Fortune Brands Innovations, Inc.	126	7,031
Gibraltar Industries, Inc.*	26	1,582
Griffon Corp.	38	1,518
Hayward Holdings, Inc.*	110	1,155
Insteel Industries, Inc.	29	809
Johnson Controls International PLC	641	31,422
Lennox International, Inc.	24	8,893
Masco Corp.	220	11,460
Masterbrand, Inc.*	146	1,622
Owens Corning	80	9,070
PGT Innovations, Inc.*	53	1,587
Quanex Building Products Corp.	23	617

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Resideo Technologies, Inc.*	140	$2,027
Simpson Manufacturing Co., Inc.	42	5,594
Trane Technologies PLC	211	40,155
Trex Co., Inc.*	109	6,127
UFP Industries, Inc.	63	5,996
		230,846
Capital Markets 2.5%
Affiliated Managers Group, Inc.	27	3,314
Ameriprise Financial, Inc.	93	29,255
Artisan Partners Asset Management, Inc. (Class A Stock)	65	2,145
Avantax, Inc.*	46	1,187
B. Riley Financial, Inc.	16	579
Bank of New York Mellon Corp. (The)	726	30,855
BlackRock, Inc.	128	78,372
Blackstone, Inc.	660	60,951
Brightsphere Investment Group, Inc.	32	501
Cboe Global Markets, Inc.	100	16,389
Charles Schwab Corp. (The)	1,391	72,388
CME Group, Inc.	344	73,430
Donnelley Financial Solutions, Inc.*	20	1,089
Evercore, Inc. (Class A Stock)	29	3,775
FactSet Research Systems, Inc.	37	15,980
Federated Hermes, Inc.	94	2,980
Franklin Resources, Inc.	270	6,153
Goldman Sachs Group, Inc. (The)	311	94,423
Interactive Brokers Group, Inc. (Class A Stock)	98	7,847
Intercontinental Exchange, Inc.	542	58,232
Invesco Ltd.	423	5,486
Janus Henderson Group PLC	124	2,861
Jefferies Financial Group, Inc.	171	5,503
MarketAxess Holdings, Inc.	36	7,695
Moelis & Co. (Class A Stock)	65	2,707
Moody’s Corp.	147	45,276
Morgan Stanley	1,192	84,417
Morningstar, Inc.	20	5,065
MSCI, Inc.	72	33,952
Nasdaq, Inc.	312	15,475
Northern Trust Corp.	194	12,787
Piper Sandler Cos.	5	699
Raymond James Financial, Inc.	177	16,893

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
S&P Global, Inc.	303	$105,841
SEI Investments Co.	98	5,259
State Street Corp.	294	19,001
Stifel Financial Corp.	99	5,643
StoneX Group, Inc.*	19	1,811
T. Rowe Price Group, Inc.	211	19,095
Virtus Investment Partners, Inc.	10	1,842
WisdomTree, Inc.	69	428
		957,581
Chemicals 1.6%
AdvanSix, Inc.	24	661
Air Products & Chemicals, Inc.	213	60,160
Albemarle Corp.	116	14,707
Ashland, Inc.	46	3,525
Avient Corp.	82	2,593
Axalta Coating Systems Ltd.*	205	5,377
Balchem Corp.	29	3,371
Cabot Corp.	50	3,324
Celanese Corp.	93	10,649
CF Industries Holdings, Inc.	180	14,360
Chemours Co. (The)	138	3,327
Corteva, Inc.	666	32,061
Dow, Inc.	651	31,469
DuPont de Nemours, Inc.	433	31,557
Eastman Chemical Co.	114	8,519
Ecolab, Inc.	238	39,922
FMC Corp.	113	6,012
Hawkins, Inc.	15	861
HB Fuller Co.	55	3,638
Ingevity Corp.*	41	1,651
Innospec, Inc.	18	1,764
International Flavors & Fragrances, Inc.	242	16,541
Koppers Holdings, Inc.	15	549
Linde PLC	456	174,265
Livent Corp.*	192	2,801
LyondellBasell Industries NV (Class A Stock)	245	22,109
Mativ Holdings, Inc.	86	1,127
Minerals Technologies, Inc.	30	1,622
Mosaic Co. (The)	308	10,004
NewMarket Corp.	5	2,411

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Olin Corp.	111	$4,742
PPG Industries, Inc.	224	27,501
Quaker Chemical Corp.	3	431
RPM International, Inc.	116	10,587
Scotts Miracle-Gro Co. (The)	39	1,733
Sensient Technologies Corp.	32	1,805
Sherwin-Williams Co. (The)	222	52,883
Stepan Co.	12	898
Westlake Corp.	25	2,884
		614,401
Commercial Services & Supplies 0.6%
ABM Industries, Inc.	71	2,793
Brady Corp. (Class A Stock)	45	2,316
Brink’s Co. (The)	42	2,808
Cintas Corp.	81	41,077
Clean Harbors, Inc.*	44	6,761
Copart, Inc.*	800	34,816
CoreCivic, Inc.*	103	1,308
Deluxe Corp.	54	921
Enviri Corp.*	74	425
GEO Group, Inc. (The)*	120	1,049
Healthcare Services Group, Inc.	88	836
HNI Corp.	52	1,804
Interface, Inc.	46	409
Liquidity Services, Inc.*	39	751
Matthews International Corp. (Class A Stock)	31	1,099
MillerKnoll, Inc.	65	1,527
MSA Safety, Inc.	34	5,368
OPENLANE, Inc.*	107	1,437
Pitney Bowes, Inc.	172	556
Republic Services, Inc.	198	29,401
Rollins, Inc.	265	9,967
Stericycle, Inc.*	81	3,340
Tetra Tech, Inc.	43	6,489
UniFirst Corp.	6	987
Veralto Corp.*	206	14,214
Vestis Corp.*	125	1,911

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Viad Corp.*	23	$557
Waste Management, Inc.	356	58,501
		233,428
Communications Equipment 0.9%
ADTRAN Holdings, Inc.	65	427
Arista Networks, Inc.*	238	47,688
Calix, Inc.*	50	1,656
Ciena Corp.*	137	5,782
Cisco Systems, Inc.	3,808	198,511
Clearfield, Inc.*	10	240
Digi International, Inc.*	23	579
Extreme Networks, Inc.*	123	2,536
F5, Inc.*	61	9,247
Harmonic, Inc.*	139	1,500
Juniper Networks, Inc.	308	8,291
Lumentum Holdings, Inc.*	71	2,784
Motorola Solutions, Inc.	163	45,389
NetScout Systems, Inc.*	83	1,812
Viasat, Inc.*	84	1,549
Viavi Solutions, Inc.*	218	1,696
		329,687
Construction & Engineering 0.2%
AECOM	130	9,952
Arcosa, Inc.	47	3,246
Comfort Systems USA, Inc.	37	6,728
Dycom Industries, Inc.*	30	2,555
EMCOR Group, Inc.	43	8,886
Fluor Corp.*	133	4,428
Granite Construction, Inc.	47	1,903
MasTec, Inc.*	60	3,566
MDU Resources Group, Inc.	216	4,020
MYR Group, Inc.*	9	1,042
Quanta Services, Inc.	139	23,230
Valmont Industries, Inc.	20	3,938
		73,494

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Construction Materials 0.1%
Eagle Materials, Inc.	32	$4,925
Knife River Corp.*	54	2,717
Martin Marietta Materials, Inc.	53	21,674
Vulcan Materials Co.	123	24,168
		53,484
Consumer Finance 0.4%
Ally Financial, Inc.	250	6,048
American Express Co.	540	78,856
Bread Financial Holdings, Inc.	44	1,189
Capital One Financial Corp.	360	36,465
Discover Financial Services	230	18,878
Encore Capital Group, Inc.*	29	1,093
Enova International, Inc.*	39	1,555
EZCORP, Inc. (Class A Stock)*	31	254
FirstCash Holdings, Inc.	38	4,139
Green Dot Corp. (Class A Stock)*	65	727
Navient Corp.	129	2,052
PRA Group, Inc.*	32	394
PROG Holdings, Inc.*	41	1,123
SLM Corp.	220	2,860
Synchrony Financial	388	10,883
World Acceptance Corp.*	8	789
		167,305
Consumer Staples Distribution & Retail 1.8%
Andersons, Inc. (The)	25	1,253
BJ’s Wholesale Club Holdings, Inc.*	126	8,583
Casey’s General Stores, Inc.	37	10,061
Chefs’ Warehouse, Inc. (The)*	53	1,009
Costco Wholesale Corp.	413	228,158
Dollar General Corp.	212	25,236
Dollar Tree, Inc.*	195	21,663
Grocery Outlet Holding Corp.*	79	2,186
Kroger Co. (The)	612	27,766
Performance Food Group Co.*	152	8,779
PriceSmart, Inc.	16	1,000
SpartanNash Co.	50	1,124
Sprouts Farmers Market, Inc.*	110	4,622
Sysco Corp.	483	32,115

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Target Corp.	434	$48,083
United Natural Foods, Inc.*	63	918
US Foods Holding Corp.*	230	8,956
Walgreens Boots Alliance, Inc.	672	14,166
Walmart, Inc.	1,316	215,048
		660,726
Containers & Packaging 0.3%
Amcor PLC	1,412	12,553
AptarGroup, Inc.	58	7,092
Avery Dennison Corp.	79	13,752
Ball Corp.	300	14,445
Berry Global Group, Inc.	115	6,325
Crown Holdings, Inc.	115	9,269
Graphic Packaging Holding Co.	300	6,453
Greif, Inc. (Class A Stock)	19	1,206
International Paper Co.	324	10,928
Myers Industries, Inc.	27	453
O-I Glass, Inc.*	152	2,348
Packaging Corp. of America	78	11,938
Sealed Air Corp.	139	4,280
Silgan Holdings, Inc.	88	3,525
Sonoco Products Co.	102	5,285
Westrock Co.	242	8,695
		118,547
Distributors 0.1%
Genuine Parts Co.	133	17,138
LKQ Corp.	240	10,541
Pool Corp.	31	9,789
		37,468
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	44	2,279
Frontdoor, Inc.*	75	2,170
Grand Canyon Education, Inc.*	22	2,603
H&R Block, Inc.	153	6,281
Mister Car Wash, Inc.*	90	468
Perdoceo Education Corp.	69	1,248

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
Service Corp. International	148	$8,054
Strategic Education, Inc.	23	1,893
Stride, Inc.*	30	1,650
		26,646
Diversified REITs 0.0%
Alexander & Baldwin, Inc.	98	1,548
American Assets Trust, Inc.	74	1,314
Armada Hoffler Properties, Inc.	82	817
Essential Properties Realty Trust, Inc.	155	3,402
Global Net Lease, Inc.	222	1,763
		8,844
Diversified Telecommunication Services 0.7%
AT&T, Inc.	6,711	103,350
ATN International, Inc.	15	464
Cogent Communications Holdings, Inc.	39	2,534
Consolidated Communications Holdings, Inc.*	46	192
Frontier Communications Parent, Inc.*	210	3,763
Iridium Communications, Inc.	128	4,742
Lumen Technologies, Inc.*	1,141	1,666
Shenandoah Telecommunications Co.	47	1,112
Verizon Communications, Inc.	3,947	138,658
		256,481
Electric Utilities 1.5%
ALLETE, Inc.	52	2,784
Alliant Energy Corp.	234	11,417
American Electric Power Co., Inc.	493	37,241
Constellation Energy Corp.	307	34,666
Duke Energy Corp.	722	64,179
Edison International	360	22,702
Entergy Corp.	202	19,309
Evergy, Inc.	212	10,418
Eversource Energy	330	17,751
Exelon Corp.	949	36,954
FirstEnergy Corp.	508	18,085
IDACORP, Inc.	53	5,020
NextEra Energy, Inc.	1,897	110,595

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NRG Energy, Inc.	216	$9,154
OGE Energy Corp.	201	6,874
Otter Tail Corp.	40	3,078
PG&E Corp.*	1,915	31,214
Pinnacle West Capital Corp.	102	7,566
PNM Resources, Inc.	79	3,339
Portland General Electric Co.	100	4,002
PPL Corp.	706	17,346
Southern Co. (The)	1,024	68,915
Xcel Energy, Inc.	515	30,524
		573,133
Electrical Equipment 0.6%
Acuity Brands, Inc.	22	3,563
AMETEK, Inc.	213	29,984
Eaton Corp. PLC	382	79,422
Emerson Electric Co.	533	47,421
Encore Wire Corp.	17	3,040
EnerSys	33	2,824
Generac Holdings, Inc.*	63	5,296
Hubbell, Inc.	52	14,045
nVent Electric PLC	157	7,557
Powell Industries, Inc.	8	613
Regal Rexnord Corp.	54	6,394
Rockwell Automation, Inc.	106	27,858
Sensata Technologies Holding PLC	140	4,463
SunPower Corp.*	100	427
Sunrun, Inc.*	242	2,335
Vicor Corp.*	29	1,124
		236,366
Electronic Equipment, Instruments & Components 0.8%
Advanced Energy Industries, Inc.	26	2,269
Amphenol Corp. (Class A Stock)	556	44,786
Arlo Technologies, Inc.*	76	645
Arrow Electronics, Inc.*	56	6,351
Avnet, Inc.	95	4,401
Badger Meter, Inc.	31	4,295
Belden, Inc.	37	2,623
Benchmark Electronics, Inc.	39	944

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
CDW Corp.	129	$25,852
Cognex Corp.	166	5,974
Coherent Corp.*	132	3,907
Corning, Inc.	718	19,214
Crane NXT Co.	43	2,236
CTS Corp.	31	1,160
ePlus, Inc.*	21	1,312
Fabrinet (Thailand)*	39	6,045
Insight Enterprises, Inc.*	24	3,439
IPG Photonics Corp.*	33	2,835
Itron, Inc.*	45	2,578
Jabil, Inc.	129	15,841
Keysight Technologies, Inc.*	175	21,359
Knowles Corp.*	100	1,299
Littelfuse, Inc.	17	3,683
Methode Electronics, Inc.	31	709
Novanta, Inc.*	25	3,301
OSI Systems, Inc.*	10	1,043
PC Connection, Inc.	15	804
Plexus Corp.*	29	2,851
Rogers Corp.*	12	1,475
Sanmina Corp.*	51	2,594
ScanSource, Inc.*	31	942
TD SYNNEX Corp.	45	4,126
TE Connectivity Ltd.	296	34,884
Teledyne Technologies, Inc.*	46	17,231
Trimble, Inc.*	239	11,264
TTM Technologies, Inc.*	116	1,333
Vishay Intertechnology, Inc.	121	2,691
Vontier Corp.	167	4,937
Zebra Technologies Corp. (Class A Stock)*	46	9,634
		282,867
Energy Equipment & Services 0.5%
Archrock, Inc.	118	1,495
Baker Hughes Co.	941	32,389
Bristow Group, Inc.*	38	993
ChampionX Corp.	196	6,037
Core Laboratories, Inc.	55	1,178
Dril-Quip, Inc.*	39	845
Halliburton Co.	844	33,203

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
Helix Energy Solutions Group, Inc.*	108	$1,058
Helmerich & Payne, Inc.	92	3,641
Liberty Energy, Inc.	145	2,857
Nabors Industries Ltd.*	14	1,367
NOV, Inc.	374	7,465
Oceaneering International, Inc.*	93	2,045
Oil States International, Inc.*	54	392
Patterson-UTI Energy, Inc.	358	4,547
ProPetro Holding Corp.*	66	692
RPC, Inc.	69	574
Schlumberger NV	1,335	74,306
U.S. Silica Holdings, Inc.*	62	748
Valaris Ltd.*	60	3,962
Weatherford International PLC*	65	6,051
		185,845
Entertainment 1.1%
Cinemark Holdings, Inc.*	126	2,078
Electronic Arts, Inc.	253	31,319
Live Nation Entertainment, Inc.*	129	10,323
Madison Square Garden Sports Corp.*	20	3,363
Marcus Corp. (The)	15	233
Netflix, Inc.*	412	169,616
Take-Two Interactive Software, Inc.*	153	20,464
TKO Group Holdings, Inc.	35	2,869
Walt Disney Co. (The)*	1,713	139,764
Warner Bros Discovery, Inc.*	2,126	21,132
		401,161
Financial Services 3.9%
Berkshire Hathaway, Inc. (Class B Stock)*	1,700	580,261
Essent Group Ltd.	105	4,960
Euronet Worldwide, Inc.*	40	3,074
EVERTEC, Inc. (Puerto Rico)	62	1,970
Fidelity National Information Services, Inc.	565	27,747
Fiserv, Inc.*	589	66,999
FleetCor Technologies, Inc.*	71	15,987
Global Payments, Inc.	248	26,343
Jack Henry & Associates, Inc.	71	10,010
Jackson Financial, Inc. (Class A Stock)	50	1,836

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Mastercard, Inc. (Class A Stock)	784	$295,059
MGIC Investment Corp.	267	4,496
Mr. Cooper Group, Inc.*	68	3,844
NCR Atleos Corp.*	69	1,522
NMI Holdings, Inc. (Class A Stock)*	74	2,024
Payoneer Global, Inc.*	200	1,158
PayPal Holdings, Inc.*	1,023	52,991
Radian Group, Inc.	165	4,181
Visa, Inc. (Class A Stock)	1,519	357,117
Voya Financial, Inc.	95	6,343
Walker & Dunlop, Inc.	31	2,009
Western Union Co. (The)	349	3,940
WEX, Inc.*	34	5,660
		1,479,531
Food Products 1.0%
Archer-Daniels-Midland Co.	511	36,572
B&G Foods, Inc.	90	726
Bunge Ltd.	135	14,307
Calavo Growers, Inc.	23	583
Cal-Maine Foods, Inc.	41	1,858
Campbell Soup Co.	187	7,557
Conagra Brands, Inc.	487	13,324
Darling Ingredients, Inc.*	155	6,865
Flowers Foods, Inc.	218	4,781
Fresh Del Monte Produce, Inc.	39	975
General Mills, Inc.	541	35,295
Hain Celestial Group, Inc. (The)*	113	1,249
Hershey Co. (The)	141	26,416
Hormel Foods Corp.	283	9,212
Hostess Brands, Inc.*	120	4,008
Ingredion, Inc.	59	5,521
J & J Snack Foods Corp.	6	940
J.M. Smucker Co. (The)	104	11,839
John B. Sanfilippo & Son, Inc.	13	1,329
Kellanova	239	12,062
Kraft Heinz Co. (The)	771	24,256
Lamb Weston Holdings, Inc.	132	11,854
Lancaster Colony Corp.	15	2,538
McCormick & Co., Inc.	237	15,144
Mondelez International, Inc. (Class A Stock)	1,276	84,484

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Pilgrim’s Pride Corp.*	62	$1,581
Post Holdings, Inc.*	48	3,853
Simply Good Foods Co. (The)*	79	2,946
Tootsie Roll Industries, Inc.	15	467
TreeHouse Foods, Inc.*	54	2,251
Tyson Foods, Inc. (Class A Stock)	273	12,654
WK Kellogg Co.*	59	591
		358,038
Gas Utilities 0.1%
Atmos Energy Corp.	133	14,319
Chesapeake Utilities Corp.	14	1,240
National Fuel Gas Co.	84	4,280
New Jersey Resources Corp.	97	3,936
Northwest Natural Holding Co.	43	1,578
ONE Gas, Inc.	52	3,141
Southwest Gas Holdings, Inc.	57	3,341
Spire, Inc.	44	2,448
UGI Corp.	214	4,451
		38,734
Ground Transportation 0.8%
ArcBest Corp.	26	2,831
Avis Budget Group, Inc.*	23	3,744
CSX Corp.	1,873	55,909
Heartland Express, Inc.	31	361
Hertz Global Holdings, Inc.*	170	1,433
J.B. Hunt Transport Services, Inc.	77	13,234
Knight-Swift Transportation Holdings, Inc.	149	7,284
Landstar System, Inc.	29	4,779
Marten Transport Ltd.	83	1,459
Norfolk Southern Corp.	219	41,783
Old Dominion Freight Line, Inc.	77	29,003
RXO, Inc.*	120	2,101
Ryder System, Inc.	48	4,682
Saia, Inc.*	26	9,321
Union Pacific Corp.	570	118,338
Werner Enterprises, Inc.	49	1,780
XPO, Inc.*	105	7,960
		306,002

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	1,629	$154,022
Align Technology, Inc.*	60	11,075
Artivion, Inc.*	23	293
Avanos Medical, Inc.*	62	1,138
Baxter International, Inc.	476	15,437
Becton, Dickinson & Co.	275	69,515
Boston Scientific Corp.*	1,369	70,079
CONMED Corp.	29	2,826
Cooper Cos., Inc. (The)	40	12,470
DENTSPLY SIRONA, Inc.	208	6,325
Dexcom, Inc.*	373	33,134
Edwards Lifesciences Corp.*	565	36,002
Embecta Corp.	73	1,104
Enovis Corp.*	40	1,836
Envista Holdings Corp.*	150	3,491
GE HealthCare Technologies, Inc.	374	24,897
Glaukos Corp.*	50	3,410
Globus Medical, Inc. (Class A Stock)*	120	5,485
Haemonetics Corp.*	40	3,409
Hologic, Inc.*	225	14,888
ICU Medical, Inc.*	14	1,373
IDEXX Laboratories, Inc.*	75	29,960
Inari Medical, Inc.*	40	2,428
Insulet Corp.*	70	9,280
Integer Holdings Corp.*	32	2,597
Integra LifeSciences Holdings Corp.*	65	2,337
Intuitive Surgical, Inc.*	325	85,221
Lantheus Holdings, Inc.*	63	4,070
LeMaitre Vascular, Inc.	18	874
LivaNova PLC*	54	2,649
Masimo Corp.*	40	3,245
Medtronic PLC	1,248	88,059
Merit Medical Systems, Inc.*	54	3,712
Neogen Corp.*	204	3,038
Omnicell, Inc.*	37	1,315
OraSure Technologies, Inc.*	34	175
Orthofix Medical, Inc.*	33	364
Penumbra, Inc.*	33	6,308
QuidelOrtho Corp.*	44	2,688
ResMed, Inc.	139	19,630
Shockwave Medical, Inc.*	35	7,219
STAAR Surgical Co.*	50	2,091

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
STERIS PLC	97	$20,368
Stryker Corp.	317	85,660
Tandem Diabetes Care, Inc.*	65	1,125
Teleflex, Inc.	44	8,129
UFP Technologies, Inc.*	10	1,559
Varex Imaging Corp.*	55	993
Zimmer Biomet Holdings, Inc.	195	20,360
		887,663
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*	83	6,101
AdaptHealth Corp.*	100	733
Addus HomeCare Corp.*	19	1,499
Agiliti, Inc.*	40	225
Amedisys, Inc.*	29	2,653
AMN Healthcare Services, Inc.*	40	3,034
Apollo Medical Holdings, Inc.*	50	1,561
Cardinal Health, Inc.	236	21,476
Cencora, Inc.	154	28,513
Centene Corp.*	503	34,697
Chemed Corp.	14	7,877
Cigna Group (The)	277	85,648
Community Health Systems, Inc.*	167	357
CorVel Corp.*	14	2,715
Cross Country Healthcare, Inc.*	23	533
CVS Health Corp.	1,204	83,088
DaVita, Inc.*	48	3,707
Elevance Health, Inc.	222	99,920
Encompass Health Corp.	90	5,630
Enhabit, Inc.*	60	442
Ensign Group, Inc. (The)	53	5,120
Fulgent Genetics, Inc.*	24	575
HCA Healthcare, Inc.	187	42,288
HealthEquity, Inc.*	76	5,448
Henry Schein, Inc.*	128	8,317
Humana, Inc.	110	57,606
Laboratory Corp. of America Holdings	76	15,180
McKesson Corp.	121	55,099
ModivCare, Inc.*	5	211
Molina Healthcare, Inc.*	55	18,312
NeoGenomics, Inc.*	157	2,201

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Option Care Health, Inc.*	155	$4,298
Owens & Minor, Inc.*	93	1,333
Patterson Cos., Inc.	106	3,229
Pediatrix Medical Group, Inc.*	105	1,203
Premier, Inc. (Class A Stock)	110	2,114
Privia Health Group, Inc.*	90	1,892
Progyny, Inc.*	72	2,222
Quest Diagnostics, Inc.	105	13,661
R1 RCM, Inc.*	157	1,851
RadNet, Inc.*	56	1,510
Select Medical Holdings Corp.	110	2,500
Tenet Healthcare Corp.*	95	5,102
U.S. Physical Therapy, Inc.	6	505
UnitedHealth Group, Inc.	861	461,117
Universal Health Services, Inc. (Class B Stock)	59	7,428
		1,110,731
Health Care REITs 0.2%
CareTrust REIT, Inc.	109	2,346
Community Healthcare Trust, Inc.	21	602
Healthcare Realty Trust, Inc.	350	5,022
Healthpeak Properties, Inc.	535	8,319
LTC Properties, Inc.	46	1,454
Medical Properties Trust, Inc.	559	2,672
Omega Healthcare Investors, Inc.	245	8,109
Physicians Realty Trust	224	2,433
Sabra Health Care REIT, Inc.	214	2,919
Universal Health Realty Income Trust	20	769
Ventas, Inc.	367	15,583
Welltower, Inc.	473	39,548
		89,776
Health Care Technology 0.0%
Certara, Inc.*	110	1,341
Doximity, Inc. (Class A Stock)*	115	2,349
HealthStream, Inc.	15	381
NextGen Healthcare, Inc.*	80	1,914
Schrodinger, Inc.*	50	1,085

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
Simulations Plus, Inc.	23	$811
Veradigm, Inc.*	116	1,530
		9,411
Hotel & Resort REITs 0.1%
Apple Hospitality REIT, Inc.	195	3,058
Chatham Lodging Trust	69	638
DiamondRock Hospitality Co.	284	2,195
Host Hotels & Resorts, Inc.	679	10,511
Park Hotels & Resorts, Inc.	240	2,767
Pebblebrook Hotel Trust	163	1,945
Service Properties Trust	190	1,377
Summit Hotel Properties, Inc.	143	807
Sunstone Hotel Investors, Inc.	200	1,860
Xenia Hotels & Resorts, Inc.	125	1,454
		26,612
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc. (Class A Stock)*	395	46,725
Aramark	250	6,732
BJ’s Restaurants, Inc.*	21	540
Bloomin’ Brands, Inc.	100	2,334
Booking Holdings, Inc.*	33	92,055
Boyd Gaming Corp.	75	4,144
Brinker International, Inc.*	40	1,357
Caesars Entertainment, Inc.*	205	8,177
Carnival Corp.*	982	11,254
Cheesecake Factory, Inc. (The)	55	1,709
Chipotle Mexican Grill, Inc.*	26	50,497
Choice Hotels International, Inc.	29	3,204
Churchill Downs, Inc.	68	7,469
Chuy’s Holdings, Inc.*	15	505
Cracker Barrel Old Country Store, Inc.	23	1,526
Darden Restaurants, Inc.	114	16,590
Dave & Buster’s Entertainment, Inc.*	42	1,467
Dine Brands Global, Inc.	8	394
Domino’s Pizza, Inc.	28	9,492
Expedia Group, Inc.*	127	12,102
Golden Entertainment, Inc.	30	941
Hilton Grand Vacations, Inc.*	65	2,337

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Holdings, Inc.	248	$37,579
Hyatt Hotels Corp. (Class A Stock)	40	4,098
Jack in the Box, Inc.	14	885
Las Vegas Sands Corp.	313	14,855
Light & Wonder, Inc.*	90	6,580
Marriott International, Inc. (Class A Stock)	231	43,557
Marriott Vacations Worldwide Corp.	34	3,055
McDonald’s Corp.	691	181,159
MGM Resorts International	263	9,184
Monarch Casino & Resort, Inc.	15	903
Norwegian Cruise Line Holdings Ltd.*	406	5,522
Papa John’s International, Inc.	19	1,235
Penn Entertainment, Inc.*	160	3,157
Planet Fitness, Inc. (Class A Stock)*	80	4,422
Royal Caribbean Cruises Ltd.*	220	18,641
Sabre Corp.*	405	1,417
Shake Shack, Inc. (Class A Stock)*	30	1,681
Six Flags Entertainment Corp.*	71	1,413
Starbucks Corp.	1,075	99,158
Texas Roadhouse, Inc.	61	6,194
Travel + Leisure Co.	77	2,620
Vail Resorts, Inc.	35	7,429
Wendy’s Co. (The)	182	3,462
Wingstop, Inc.	27	4,935
Wyndham Hotels & Resorts, Inc.	74	5,358
Wynn Resorts Ltd.	94	8,251
Yum! Brands, Inc.	260	31,424
		789,725
Household Durables 0.5%
Cavco Industries, Inc.*	4	998
Century Communities, Inc.	19	1,168
D.R. Horton, Inc.	290	30,276
Ethan Allen Interiors, Inc.	15	394
Garmin Ltd.	147	15,072
Green Brick Partners, Inc.*	20	774
Helen of Troy Ltd.*	21	2,065
Installed Building Products, Inc.	22	2,457
iRobot Corp.*	20	659
KB Home	72	3,182
La-Z-Boy, Inc.	37	1,082

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Leggett & Platt, Inc.	126	$2,952
Lennar Corp. (Class A Stock)	242	25,816
LGI Homes, Inc.*	15	1,418
M/I Homes, Inc.*	19	1,559
MDC Holdings, Inc.	52	1,973
Meritage Homes Corp.	39	4,447
Mohawk Industries, Inc.*	51	4,099
Newell Brands, Inc.	364	2,446
NVR, Inc.*	3	16,238
PulteGroup, Inc.	207	15,233
Sonos, Inc.*	115	1,240
Taylor Morrison Home Corp.*	101	3,870
Tempur Sealy International, Inc.	169	6,748
Toll Brothers, Inc.	90	6,364
TopBuild Corp.*	31	7,092
Tri Pointe Homes, Inc.*	99	2,481
Whirlpool Corp.	55	5,751
		167,854
Household Products 1.2%
Central Garden & Pet Co.*	15	655
Central Garden & Pet Co. (Class A Stock)*	43	1,707
Church & Dwight Co., Inc.	234	21,280
Clorox Co. (The)	123	14,477
Colgate-Palmolive Co.	777	58,368
Energizer Holdings, Inc.	80	2,526
Kimberly-Clark Corp.	315	37,687
Procter & Gamble Co. (The)	2,210	331,566
WD-40 Co.	5	1,057
		469,323
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	633	9,432
Ormat Technologies, Inc.	50	3,077
Vistra Corp.	320	10,470
		22,979
Industrial Conglomerates 0.7%
3M Co.	514	46,748

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	1,022	$111,020
Honeywell International, Inc.	625	114,538
		272,306
Industrial REITs 0.3%
EastGroup Properties, Inc.	41	6,693
First Industrial Realty Trust, Inc.	123	5,203
Innovative Industrial Properties, Inc.	21	1,509
LXP Industrial Trust	267	2,112
Prologis, Inc.	866	87,250
Rexford Industrial Realty, Inc.	188	8,129
STAG Industrial, Inc.	170	5,647
		116,543
Insurance 2.3%
Aflac, Inc.	513	40,070
Allstate Corp. (The)	254	32,545
Ambac Financial Group, Inc.*	42	509
American Equity Investment Life Holding Co.	59	3,125
American Financial Group, Inc.	62	6,780
American International Group, Inc.	690	42,304
AMERISAFE, Inc.	26	1,325
Aon PLC (Class A Stock)	185	57,239
Arch Capital Group Ltd.*	350	30,338
Arthur J. Gallagher & Co.	197	46,392
Assurant, Inc.	55	8,189
Assured Guaranty Ltd.	46	2,870
Brighthouse Financial, Inc.*	59	2,673
Brown & Brown, Inc.	231	16,036
Chubb Ltd.	388	83,273
Cincinnati Financial Corp.	153	15,250
CNO Financial Group, Inc.	104	2,411
Employers Holdings, Inc.	28	1,064
Erie Indemnity Co. (Class A Stock)	20	5,524
Everest Group Ltd.	41	16,220
Fidelity National Financial, Inc.	240	9,382
First American Financial Corp.	95	4,887
Genworth Financial, Inc. (Class A Stock)*	457	2,737
Globe Life, Inc.	82	9,542
Goosehead Insurance, Inc. (Class A Stock)*	20	1,297

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Hanover Insurance Group, Inc. (The)	33	$3,868
Hartford Financial Services Group, Inc. (The)	295	21,668
HCI Group, Inc.	11	649
Horace Mann Educators Corp.	47	1,491
James River Group Holdings Ltd.	38	523
Kemper Corp.	51	2,034
Kinsale Capital Group, Inc.	19	6,344
Lincoln National Corp.	158	3,440
Loews Corp.	177	11,330
Marsh & McLennan Cos., Inc.	480	91,032
Mercury General Corp.	34	1,050
MetLife, Inc.	588	35,286
Old Republic International Corp.	269	7,365
Palomar Holdings, Inc.*	29	1,452
Primerica, Inc.	29	5,544
Principal Financial Group, Inc.	212	14,348
ProAssurance Corp.	69	1,173
Progressive Corp. (The)	546	86,317
Prudential Financial, Inc.(g)	346	31,638
Reinsurance Group of America, Inc.	65	9,716
RenaissanceRe Holdings Ltd. (Bermuda)	44	9,662
RLI Corp.	37	4,930
Safety Insurance Group, Inc.	7	526
Selective Insurance Group, Inc.	50	5,205
SiriusPoint Ltd. (Bermuda)*	69	680
Stewart Information Services Corp.	34	1,485
Travelers Cos., Inc. (The)	221	37,004
Trupanion, Inc.*	42	865
United Fire Group, Inc.	27	544
Unum Group	177	8,655
W.R. Berkley Corp.	196	13,214
Willis Towers Watson PLC	96	22,645
		883,665
Interactive Media & Services 5.1%
Alphabet, Inc. (Class A Stock)*	5,550	688,644
Alphabet, Inc. (Class C Stock)*	4,720	591,416
Cargurus, Inc.*	85	1,465
Cars.com, Inc.*	80	1,218
Match Group, Inc.*	255	8,823
Meta Platforms, Inc. (Class A Stock)*	2,076	625,437

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services (cont’d.)
QuinStreet, Inc.*	54	$611
Shutterstock, Inc.	24	976
TripAdvisor, Inc.*	129	1,904
Yelp, Inc.*	68	2,869
Ziff Davis, Inc.*	40	2,418
ZoomInfo Technologies, Inc.*	265	3,434
		1,929,215
IT Services 1.1%
Accenture PLC (Class A Stock)	586	174,095
Akamai Technologies, Inc.*	138	14,259
Cognizant Technology Solutions Corp. (Class A Stock)	480	30,946
DXC Technology Co.*	226	4,558
EPAM Systems, Inc.*	55	11,966
Gartner, Inc.*	69	22,911
GoDaddy, Inc. (Class A Stock)*	135	9,886
International Business Machines Corp.	851	123,089
Kyndryl Holdings, Inc.*	184	2,692
Perficient, Inc.*	36	2,095
VeriSign, Inc.*	91	18,169
		414,666
Leisure Products 0.1%
Brunswick Corp.	61	4,238
Hasbro, Inc.	124	5,598
Mattel, Inc.*	348	6,640
Polaris, Inc.	47	4,062
Sturm Ruger & Co., Inc.	26	1,439
Topgolf Callaway Brands Corp.*	152	1,857
Vista Outdoor, Inc.*	64	1,608
YETI Holdings, Inc.*	86	3,657
		29,099
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	274	28,323
Azenta, Inc.*	58	2,636
BioLife Solutions, Inc.*	40	404
Bio-Rad Laboratories, Inc. (Class A Stock)*	19	5,230
Bio-Techne Corp.	153	8,358

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Bruker Corp.	100	$5,700
Charles River Laboratories International, Inc.*	40	6,734
Cytek Biosciences, Inc.*	80	337
Danaher Corp.	620	119,053
Fortrea Holdings, Inc.*	91	2,584
Illumina, Inc.*	153	16,741
IQVIA Holdings, Inc.*	168	30,380
Medpace Holdings, Inc.*	26	6,310
Mesa Laboratories, Inc.	8	751
Mettler-Toledo International, Inc.*	21	20,689
Repligen Corp.*	40	5,382
Revvity, Inc.	119	9,859
Sotera Health Co.*	125	1,583
Thermo Fisher Scientific, Inc.	355	157,893
Waters Corp.*	60	14,312
West Pharmaceutical Services, Inc.	62	19,734
		462,993
Machinery 1.8%
3D Systems Corp.*	181	675
AGCO Corp.	53	6,077
Alamo Group, Inc.	4	641
Albany International Corp. (Class A Stock)	31	2,530
Astec Industries, Inc.	24	961
Barnes Group, Inc.	44	915
Caterpillar, Inc.	473	106,922
Chart Industries, Inc.*	43	4,998
Crane Co.	43	4,185
Cummins, Inc.	137	29,633
Deere & Co.	253	92,436
Donaldson Co., Inc.	121	6,977
Dover Corp.	133	17,283
Enerpac Tool Group Corp.	60	1,698
EnPro Industries, Inc.	16	1,777
Esab Corp.	50	3,165
ESCO Technologies, Inc.	21	2,042
Federal Signal Corp.	58	3,366
Flowserve Corp.	133	4,884
Fortive Corp.	329	21,477
Franklin Electric Co., Inc.	27	2,341
Graco, Inc.	165	12,268

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Greenbrier Cos., Inc. (The)	37	$1,280
Hillenbrand, Inc.	62	2,358
IDEX Corp.	73	13,973
Illinois Tool Works, Inc.	255	57,151
Ingersoll Rand, Inc.	375	22,755
ITT, Inc.	72	6,721
John Bean Technologies Corp.	29	3,017
Kennametal, Inc.	71	1,641
Lincoln Electric Holdings, Inc.	53	9,264
Lindsay Corp.	14	1,749
Middleby Corp. (The)*	48	5,418
Mueller Industries, Inc.	90	3,394
Nordson Corp.	43	9,141
Oshkosh Corp.	64	5,615
Otis Worldwide Corp.	381	29,417
PACCAR, Inc.	486	40,110
Parker-Hannifin Corp.	114	42,056
Pentair PLC	160	9,299
Proto Labs, Inc.*	34	803
RBC Bearings, Inc.*	25	5,496
Snap-on, Inc.	51	13,155
SPX Technologies, Inc.*	45	3,605
Standex International Corp.	4	574
Stanley Black & Decker, Inc.	143	12,162
Tennant Co.	9	668
Terex Corp.	71	3,252
Timken Co. (The)	58	4,009
Titan International, Inc.*	32	363
Toro Co. (The)	100	8,084
Trinity Industries, Inc.	73	1,521
Wabash National Corp.	70	1,448
Watts Water Technologies, Inc. (Class A Stock)	25	4,325
Westinghouse Air Brake Technologies Corp.	166	17,599
Xylem, Inc.	224	20,953
		689,627
Marine Transportation 0.0%
Kirby Corp.*	60	4,482
Matson, Inc.	32	2,786
		7,268

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Media 0.7%
AMC Networks, Inc. (Class A Stock)*	37	$436
Cable One, Inc.	6	3,299
Charter Communications, Inc. (Class A Stock)*	91	36,655
Comcast Corp. (Class A Stock)	3,849	158,925
DISH Network Corp. (Class A Stock)*	301	1,475
EW Scripps Co. (The) (Class A Stock)*	78	427
Fox Corp. (Class A Stock)	233	7,081
Fox Corp. (Class B Stock)	135	3,768
Interpublic Group of Cos., Inc. (The)	358	10,167
John Wiley & Sons, Inc. (Class A Stock)	57	1,725
New York Times Co. (The) (Class A Stock)	154	6,208
News Corp. (Class A Stock)	363	7,507
News Corp. (Class B Stock)	108	2,315
Nexstar Media Group, Inc.	25	3,502
Omnicom Group, Inc.	190	14,233
Paramount Global (Class B Stock)	483	5,255
Scholastic Corp.	23	849
TechTarget, Inc.*	31	780
TEGNA, Inc.	239	3,468
Thryv Holdings, Inc.*	20	349
		268,424
Metals & Mining 0.5%
Alcoa Corp.	165	4,231
ATI, Inc.*	124	4,683
Carpenter Technology Corp.	42	2,634
Century Aluminum Co.*	71	469
Cleveland-Cliffs, Inc.*	482	8,088
Commercial Metals Co.	107	4,525
Compass Minerals International, Inc.	26	641
Freeport-McMoRan, Inc.	1,343	45,366
Haynes International, Inc.	12	516
Kaiser Aluminum Corp.	10	568
Materion Corp.	13	1,261
MP Materials Corp.*	135	2,214
Newmont Corp.	745	27,915
Nucor Corp.	231	34,139
Olympic Steel, Inc.	15	762
Reliance Steel & Aluminum Co.	58	14,754
Royal Gold, Inc.	61	6,364
Steel Dynamics, Inc.	149	15,870

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
SunCoke Energy, Inc.	31	$295
TimkenSteel Corp.*	23	468
United States Steel Corp.	232	7,862
Warrior Met Coal, Inc.	42	2,047
Worthington Industries, Inc.	27	1,664
		187,336
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc.	461	7,196
Apollo Commercial Real Estate Finance, Inc.	177	1,763
Arbor Realty Trust, Inc.	170	2,144
ARMOUR Residential REIT, Inc.	23	335
Blackstone Mortgage Trust, Inc. (Class A Stock)	160	3,192
Ellington Financial, Inc.	75	902
Franklin BSP Realty Trust, Inc.	60	757
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100	1,714
Invesco Mortgage Capital, Inc.	18	123
KKR Real Estate Finance Trust, Inc.	31	324
New York Mortgage Trust, Inc.	99	771
PennyMac Mortgage Investment Trust	108	1,366
Ready Capital Corp.	180	1,697
Redwood Trust, Inc.	155	973
Starwood Property Trust, Inc.	290	5,148
Two Harbors Investment Corp.	92	1,068
		29,473
Multi-Utilities 0.7%
Ameren Corp.	249	18,852
Avista Corp.	78	2,472
Black Hills Corp.	71	3,433
CenterPoint Energy, Inc.	586	15,752
CMS Energy Corp.	273	14,835
Consolidated Edison, Inc.	335	29,410
Dominion Energy, Inc.	785	31,651
DTE Energy Co.	195	18,794
NiSource, Inc.	395	9,938
Northwestern Energy Group, Inc.	58	2,784
Public Service Enterprise Group, Inc.	471	29,037
Sempra	588	41,178

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Unitil Corp.	20	$913
WEC Energy Group, Inc.	295	24,010
		243,059
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	152	14,156
Boston Properties, Inc.	130	6,964
Brandywine Realty Trust	231	864
COPT Defense Properties	105	2,394
Cousins Properties, Inc.	163	2,913
Douglas Emmett, Inc.	210	2,354
Easterly Government Properties, Inc.	115	1,237
Highwoods Properties, Inc.	125	2,236
Hudson Pacific Properties, Inc.	199	888
JBG SMITH Properties	104	1,339
Kilroy Realty Corp.	95	2,715
SL Green Realty Corp.	77	2,255
Vornado Realty Trust	150	2,880
		43,195
Oil, Gas & Consumable Fuels 3.9%
Antero Midstream Corp.	313	3,862
Antero Resources Corp.*	260	7,654
APA Corp.	290	11,519
California Resources Corp.	65	3,418
Callon Petroleum Co.*	54	2,017
Chesapeake Energy Corp.	100	8,608
Chevron Corp.	1,659	241,766
Chord Energy Corp.	40	6,613
Civitas Resources, Inc.	78	5,884
CNX Resources Corp.*	153	3,323
Comstock Resources, Inc.	90	1,134
ConocoPhillips	1,116	132,581
CONSOL Energy, Inc.	30	2,757
Coterra Energy, Inc.	724	19,910
CVR Energy, Inc.	30	982
Devon Energy Corp.	598	27,849
Diamondback Energy, Inc.	172	27,575
Dorian LPG Ltd.	31	991
DT Midstream, Inc.	87	4,695

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EOG Resources, Inc.	547	$69,059
EQT Corp.	339	14,367
Equitrans Midstream Corp.	426	3,779
Exxon Mobil Corp.	3,743	396,197
Green Plains, Inc.*	76	2,233
Hess Corp.	266	38,410
HF Sinclair Corp.	122	6,756
Kinder Morgan, Inc.	1,850	29,970
Marathon Oil Corp.	592	16,168
Marathon Petroleum Corp.	370	55,962
Matador Resources Co.	106	6,539
Murphy Oil Corp.	134	6,013
Northern Oil & Gas, Inc.	90	3,451
Occidental Petroleum Corp.	621	38,384
ONEOK, Inc.	536	34,947
Ovintiv, Inc.	250	12,000
Par Pacific Holdings, Inc.*	65	2,133
PBF Energy, Inc. (Class A Stock)	112	5,323
Permian Resources Corp.	340	4,954
Phillips 66	413	47,111
Pioneer Natural Resources Co.	226	54,014
Range Resources Corp.	228	8,172
REX American Resources Corp.*	15	570
SM Energy Co.	109	4,395
Southwestern Energy Co.*	1,052	7,501
Talos Energy, Inc.*	78	1,209
Targa Resources Corp.	215	17,976
Valero Energy Corp.	338	42,926
Vital Energy, Inc.*	11	550
Williams Cos., Inc. (The)	1,162	39,973
World Kinect Corp.	73	1,350
		1,485,530
Paper & Forest Products 0.0%
Clearwater Paper Corp.*	9	304
Louisiana-Pacific Corp.	60	3,077
Mercer International, Inc. (Germany)	46	365
Sylvamo Corp.	29	1,285
		5,031

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	113	$3,574
Allegiant Travel Co.	5	333
American Airlines Group, Inc.*	637	7,103
Delta Air Lines, Inc.	610	19,062
JetBlue Airways Corp.*	309	1,162
SkyWest, Inc.*	38	1,602
Southwest Airlines Co.	578	12,849
Sun Country Airlines Holdings, Inc.*	40	521
United Airlines Holdings, Inc.*	307	10,748
		56,954
Personal Care Products 0.2%
BellRing Brands, Inc.*	143	6,253
Coty, Inc. (Class A Stock)*	351	3,289
Edgewell Personal Care Co.	48	1,675
elf Beauty, Inc.*	47	4,354
Estee Lauder Cos., Inc. (The) (Class A Stock)	219	28,223
Inter Parfums, Inc.	20	2,542
Kenvue, Inc.	1,620	30,132
Medifast, Inc.	2	138
Nu Skin Enterprises, Inc. (Class A Stock)	60	1,140
USANA Health Sciences, Inc.*	13	592
		78,338
Pharmaceuticals 3.6%
Amphastar Pharmaceuticals, Inc.*	30	1,358
ANI Pharmaceuticals, Inc.*	8	494
Bristol-Myers Squibb Co.	1,952	100,587
Catalent, Inc.*	172	5,915
Collegium Pharmaceutical, Inc.*	19	413
Corcept Therapeutics, Inc.*	107	3,005
Eli Lilly & Co.	746	413,232
Harmony Biosciences Holdings, Inc.*	30	706
Innoviva, Inc.*	54	670
Jazz Pharmaceuticals PLC*	60	7,621
Johnson & Johnson	2,251	333,913
Ligand Pharmaceuticals, Inc.*	7	366
Merck & Co., Inc.	2,380	244,426
Organon & Co.	243	3,594
Pacira BioSciences, Inc.*	54	1,526

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Perrigo Co. PLC	143	$3,953
Pfizer, Inc.	5,300	161,968
Phibro Animal Health Corp. (Class A Stock)	15	164
Prestige Consumer Healthcare, Inc.*	53	3,146
Supernus Pharmaceuticals, Inc.*	54	1,288
Viatris, Inc.	1,190	10,591
Zoetis, Inc.	440	69,080
		1,368,016
Professional Services 0.8%
ASGN, Inc.*	48	4,006
Automatic Data Processing, Inc.	389	84,888
Broadridge Financial Solutions, Inc.	114	19,453
CACI International, Inc. (Class A Stock)*	23	7,469
Ceridian HCM Holding, Inc.*	156	9,986
Concentrix Corp.	35	2,667
CSG Systems International, Inc.	39	1,828
Equifax, Inc.	114	19,331
ExlService Holdings, Inc.*	150	3,916
Exponent, Inc.	48	3,518
Forrester Research, Inc.*	12	278
FTI Consulting, Inc.*	24	5,094
Genpact Ltd.	155	5,199
Heidrick & Struggles International, Inc.	30	730
Insperity, Inc.	39	4,128
Jacobs Solutions, Inc.	121	16,129
KBR, Inc.	124	7,211
Kelly Services, Inc. (Class A Stock)	15	268
Korn Ferry	50	2,276
Leidos Holdings, Inc.	129	12,786
ManpowerGroup, Inc.	43	3,009
Maximus, Inc.	63	4,707
NV5 Global, Inc.*	5	472
Paychex, Inc.	298	33,093
Paycom Software, Inc.	40	9,799
Paylocity Holding Corp.*	37	6,638
Resources Connection, Inc.	23	310
Robert Half, Inc.	106	7,926
Science Applications International Corp.	47	5,134
TrueBlue, Inc.*	49	542
TTEC Holdings, Inc.	16	329

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Verisk Analytics, Inc.	138	$31,376
Verra Mobility Corp.*	140	2,768
		317,264
Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc.*	138	644
CBRE Group, Inc. (Class A Stock)*	296	20,524
CoStar Group, Inc.*	380	27,896
Cushman & Wakefield PLC*	190	1,400
eXp World Holdings, Inc.	70	929
Jones Lang LaSalle, Inc.*	39	4,989
Kennedy-Wilson Holdings, Inc.	125	1,609
Marcus & Millichap, Inc.	23	660
St. Joe Co. (The)	37	1,726
		60,377
Residential REITs 0.3%
Apartment Income REIT Corp.	141	4,119
AvalonBay Communities, Inc.	133	22,043
Camden Property Trust	97	8,233
Centerspace	15	729
Elme Communities	100	1,276
Equity LifeStyle Properties, Inc.	160	10,528
Equity Residential	324	17,927
Essex Property Trust, Inc.	65	13,905
Independence Realty Trust, Inc.	218	2,701
Invitation Homes, Inc.	530	15,736
Mid-America Apartment Communities, Inc.	106	12,524
NexPoint Residential Trust, Inc.	31	837
UDR, Inc.	282	8,970
Veris Residential, Inc.	100	1,339
		120,867
Retail REITs 0.4%
Acadia Realty Trust	95	1,360
Agree Realty Corp.	96	5,370
Brixmor Property Group, Inc.	296	6,154
Federal Realty Investment Trust	66	6,019
Getty Realty Corp.	42	1,118

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Kimco Realty Corp.	605	$10,854
Kite Realty Group Trust	214	4,562
Macerich Co. (The)	204	1,983
NNN REIT, Inc.	169	6,140
Phillips Edison & Co., Inc.	115	4,061
Realty Income Corp.	662	31,366
Regency Centers Corp.	161	9,702
Retail Opportunity Investments Corp.	133	1,561
RPT Realty	112	1,208
Saul Centers, Inc.	8	278
Simon Property Group, Inc.	306	33,626
SITE Centers Corp.	168	1,959
Spirit Realty Capital, Inc.	130	4,679
Tanger Factory Outlet Centers, Inc.	115	2,593
Urban Edge Properties	131	2,078
Whitestone REIT	23	229
		136,900
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.*	1,508	148,538
Allegro MicroSystems, Inc. (Japan)*	60	1,558
Alpha & Omega Semiconductor Ltd.*	30	712
Amkor Technology, Inc.	94	1,961
Analog Devices, Inc.	479	75,361
Applied Materials, Inc.	790	104,556
Axcelis Technologies, Inc.*	22	2,805
Broadcom, Inc.	385	323,927
CEVA, Inc.*	23	395
Cirrus Logic, Inc.*	55	3,681
Cohu, Inc.*	51	1,537
Diodes, Inc.*	47	3,059
Enphase Energy, Inc.*	131	10,425
First Solar, Inc.*	92	13,105
FormFactor, Inc.*	70	2,372
Ichor Holdings Ltd.*	34	825
Intel Corp.	3,916	142,934
KLA Corp.	129	60,591
Kulicke & Soffa Industries, Inc. (Singapore)	60	2,497
Lam Research Corp.	126	74,116
Lattice Semiconductor Corp.*	131	7,285
MACOM Technology Solutions Holdings, Inc.*	50	3,527

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
MaxLinear, Inc.*	88	$1,338
Microchip Technology, Inc.	511	36,429
Micron Technology, Inc.	1,026	68,609
MKS Instruments, Inc.	46	3,020
Monolithic Power Systems, Inc.	43	18,995
NVIDIA Corp.	2,309	941,610
NXP Semiconductors NV (China)	246	42,418
ON Semiconductor Corp.*	400	25,056
Onto Innovation, Inc.*	43	4,832
PDF Solutions, Inc.*	23	610
Photronics, Inc.*	46	845
Power Integrations, Inc.	57	3,952
Qorvo, Inc.*	91	7,955
QUALCOMM, Inc.	1,045	113,894
Rambus, Inc.*	100	5,433
Semtech Corp.*	78	1,089
Silicon Laboratories, Inc.*	30	2,765
SiTime Corp.*	20	1,996
Skyworks Solutions, Inc.	158	13,705
SMART Global Holdings, Inc.*	40	548
SolarEdge Technologies, Inc.*	52	3,949
Synaptics, Inc.*	34	2,844
Teradyne, Inc.	151	12,574
Texas Instruments, Inc.	852	120,992
Ultra Clean Holdings, Inc.*	53	1,265
Universal Display Corp.	37	5,150
Veeco Instruments, Inc.*	41	981
Wolfspeed, Inc.*	113	3,824
		2,432,445
Software 9.6%
A10 Networks, Inc.	70	761
ACI Worldwide, Inc.*	112	2,281
Adeia, Inc.	116	978
Adobe, Inc.*	427	227,190
Agilysys, Inc.*	16	1,373
Alarm.com Holdings, Inc.*	45	2,301
ANSYS, Inc.*	83	23,096
Aspen Technology, Inc.*	33	5,866
Autodesk, Inc.*	201	39,724
Blackbaud, Inc.*	41	2,681

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Cadence Design Systems, Inc.*	251	$60,202
Cerence, Inc.*	50	765
CommVault Systems, Inc.*	33	2,157
Consensus Cloud Solutions, Inc.*	23	497
Digital Turbine, Inc.*	120	569
Dolby Laboratories, Inc. (Class A Stock)	50	4,047
DoubleVerify Holdings, Inc.*	100	2,783
Dropbox, Inc. (Class A Stock)*	265	6,969
Dynatrace, Inc.*	210	9,389
Envestnet, Inc.*	40	1,480
Fair Isaac Corp.*	22	18,609
Fortinet, Inc.*	620	35,445
Gen Digital, Inc.	567	9,446
InterDigital, Inc.	26	1,956
Intuit, Inc.	267	132,152
LiveRamp Holdings, Inc.*	63	1,743
Manhattan Associates, Inc.*	58	11,309
Microsoft Corp.	6,960	2,353,246
N-able, Inc.*	70	907
NCR Voyix Corp.*	139	2,125
OneSpan, Inc.*	23	182
Oracle Corp.	1,472	152,205
Palo Alto Networks, Inc.*	280	68,046
Progress Software Corp.	40	2,055
PTC, Inc.*	107	15,025
Qualys, Inc.*	35	5,353
Roper Technologies, Inc.	98	47,880
Salesforce, Inc.*	917	184,161
ServiceNow, Inc.*	192	111,715
SPS Commerce, Inc.*	34	5,452
Synopsys, Inc.*	137	64,313
Teradata Corp.*	92	3,930
Tyler Technologies, Inc.*	41	15,289
Xperi, Inc.*	46	390
		3,638,043
Specialized REITs 1.1%
American Tower Corp.	436	77,691
Crown Castle, Inc.	405	37,657
CubeSmart	220	7,500
Digital Realty Trust, Inc.	278	34,572

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
EPR Properties	71	$3,032
Equinix, Inc.	88	64,208
Extra Space Storage, Inc.	199	20,614
Four Corners Property Trust, Inc.	86	1,832
Gaming & Leisure Properties, Inc.	245	11,121
Iron Mountain, Inc.	276	16,303
Lamar Advertising Co. (Class A Stock)	84	6,911
National Storage Affiliates Trust	73	2,082
Outfront Media, Inc.	170	1,659
PotlatchDeltic Corp.	83	3,557
Public Storage	145	34,613
Rayonier, Inc.	158	3,988
Safehold, Inc.	42	683
SBA Communications Corp.	106	22,115
Uniti Group, Inc.	309	1,421
VICI Properties, Inc.	955	26,644
Weyerhaeuser Co.	688	19,739
		397,942
Specialty Retail 2.0%
Abercrombie & Fitch Co. (Class A Stock)*	48	2,919
Academy Sports & Outdoors, Inc.	80	3,587
Advance Auto Parts, Inc.	59	3,070
American Eagle Outfitters, Inc.	184	3,214
Asbury Automotive Group, Inc.*	12	2,296
AutoNation, Inc.*	30	3,902
AutoZone, Inc.*	17	42,111
Bath & Body Works, Inc.	221	6,553
Best Buy Co., Inc.	185	12,362
Boot Barn Holdings, Inc.*	29	2,015
Buckle, Inc. (The)	29	979
Caleres, Inc.	41	1,049
CarMax, Inc.*	152	9,286
Chico’s FAS, Inc.*	85	636
Designer Brands, Inc. (Class A Stock)	69	698
Dick’s Sporting Goods, Inc.	61	6,524
Five Below, Inc.*	55	9,569
Floor & Decor Holdings, Inc. (Class A Stock)*	90	7,416
Foot Locker, Inc.	82	1,721
GameStop Corp. (Class A Stock)*	267	3,677
Gap, Inc. (The)	259	3,315

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Group 1 Automotive, Inc.	18	$4,542
Guess?, Inc.	31	667
Haverty Furniture Cos., Inc.	15	391
Hibbett, Inc.	19	875
Home Depot, Inc. (The)	938	267,039
Leslie’s, Inc.*	200	988
Lithia Motors, Inc.	21	5,086
Lowe’s Cos., Inc.	545	103,861
MarineMax, Inc.*	15	411
Monro, Inc.	24	596
Murphy USA, Inc.	17	6,166
National Vision Holdings, Inc.*	100	1,554
ODP Corp. (The)*	42	1,887
O’Reilly Automotive, Inc.*	57	53,035
Penske Automotive Group, Inc.	20	2,862
RH*	11	2,398
Ross Stores, Inc.	323	37,458
Sally Beauty Holdings, Inc.*	133	1,130
Shoe Carnival, Inc.	15	343
Signet Jewelers Ltd.	48	3,352
Sleep Number Corp.*	19	309
Sonic Automotive, Inc. (Class A Stock)	26	1,244
TJX Cos., Inc. (The)	1,079	95,028
Tractor Supply Co.	96	18,486
Ulta Beauty, Inc.*	43	16,396
Upbound Group, Inc.	53	1,381
Urban Outfitters, Inc.*	53	1,835
Valvoline, Inc.	129	3,827
Victoria’s Secret & Co.*	98	1,752
Williams-Sonoma, Inc.	59	8,864
		770,662
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	13,772	2,351,844
Avid Technology, Inc.*	40	1,081
Corsair Gaming, Inc.*	40	512
Hewlett Packard Enterprise Co.	1,243	19,117
HP, Inc.	813	21,406
NetApp, Inc.	198	14,410
Seagate Technology Holdings PLC	189	12,899
Super Micro Computer, Inc.*	35	8,382

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Western Digital Corp.*	306	$12,286
Xerox Holdings Corp.	120	1,541
		2,443,478
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	135	6,909
Carter’s, Inc.	29	1,948
Columbia Sportswear Co.	24	1,771
Crocs, Inc.*	61	5,449
Deckers Outdoor Corp.*	22	13,135
G-III Apparel Group Ltd.*	46	1,175
Hanesbrands, Inc.	436	1,827
Kontoor Brands, Inc.	46	2,137
Lululemon Athletica, Inc.*	100	39,348
Movado Group, Inc.	15	418
NIKE, Inc. (Class B Stock)	1,156	118,802
Oxford Industries, Inc.	8	675
PVH Corp.	52	3,866
Ralph Lauren Corp.	35	3,939
Skechers USA, Inc. (Class A Stock)*	128	6,172
Steven Madden Ltd.	76	2,492
Tapestry, Inc.	229	6,311
Under Armour, Inc. (Class A Stock)*	243	1,665
Under Armour, Inc. (Class C Stock)*	254	1,633
VF Corp.	307	4,522
Wolverine World Wide, Inc.	104	837
		225,031
Tobacco 0.5%
Altria Group, Inc.	1,676	67,325
Philip Morris International, Inc.	1,457	129,906
Universal Corp.	29	1,305
Vector Group Ltd.	137	1,408
		199,944
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	39	5,987
Boise Cascade Co.	37	3,469
DXP Enterprises, Inc.*	15	489

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Fastenal Co.	557	$32,496
GATX Corp.	29	3,033
GMS, Inc.*	34	1,988
MSC Industrial Direct Co., Inc. (Class A Stock)	37	3,506
NOW, Inc.*	116	1,278
United Rentals, Inc.	64	26,001
Veritiv Corp.	10	1,694
W.W. Grainger, Inc.	41	29,923
Watsco, Inc.	28	9,769
WESCO International, Inc.	40	5,128
		124,761
Water Utilities 0.1%
American States Water Co.	39	3,044
American Water Works Co., Inc.	190	22,353
California Water Service Group	53	2,580
Essential Utilities, Inc.	223	7,462
Middlesex Water Co.	15	953
SJW Group	20	1,250
		37,642
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	80	840
Telephone & Data Systems, Inc.	102	1,855
T-Mobile US, Inc.*	483	69,485
		72,180

Total Common Stocks (cost $18,824,670)		35,806,280
Unaffiliated Exchange-Traded Funds 2.6%
iShares Core S&P 500 ETF	1,950	818,883
iShares Core S&P Mid-Cap ETF	425	100,300

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Shares	Value
Unaffiliated Exchange-Traded Funds (Continued)
iShares Core S&P Small-Cap ETF	600	$53,334

Total Unaffiliated Exchange-Traded Funds (cost $898,403)		972,517

Total Long-Term Investments (cost $19,723,073)		36,778,797

Short-Term Investments 3.0%
Affiliated Mutual Fund 2.7%
PGIM Core Government Money Market Fund (cost $1,040,308)(wb)	1,040,308	1,040,308

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $99,373)	5.330%	12/14/23	100	99,368

Total Short-Term Investments (cost $1,139,681)				1,139,676

TOTAL INVESTMENTS 100.3% (cost $20,862,754)				37,918,473
Liabilities in excess of other assets(z) (0.3)%				(122,304)

Net Assets 100.0%				$37,796,169

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Futures contracts outstanding at October 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	S&P 500 E-Mini Index	Dec. 2023	$1,053,063	$(58,140)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).